Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Subsequent Events
Subsequent Events	11. Subsequent Events The Company has evaluated subsequent events through the issuance date of these interim condensed financial statements.

16. Subsequent Events

On January 25, 2019, the Company amended its Term Loan to an aggregate principal amount of $5.0 million, which remains secured by the Company’s certificates of deposit, money market account, investment property and deposit or investment accounts. As amended, the Term Loan bears interest at the greater of the prime rate less 1% and 4.25%. Under the agreement, the Company is required to make monthly interest‑only payments through January 2020 and is required to make 36 equal monthly payments of principal plus accrued interest thereafter through January 2023.

On January 30, 2019, the Company entered into a new lease for 14,075 square feet to be used for office, manufacturing and laboratory space, which the Company expects to take possession of in June 2019. The new lease is expected to expire in March 2030 and will also cover the Company’s existing space after expiration of the Company’s current lease. Base rent for the first 10 months is abated, after which the base rent of the lease is $19,650 per month, with an increase in annual rent of 3.0% in each subsequent year of the lease term.

On March 15, 2019, the Company entered into an amended and restated lease that covers the Company’s existing space plus additional square footage to be used as office space, which the Company took possession of upon entering into the amended and restated lease. The amended and restated lease expires in August 2025. The total remaining commitment under the amended and restated lease is approximately $3.0 million.

On May 3, 2019, the Company effected a 1‑for‑8.0338 reverse stock split of its outstanding common stock. The par value and authorized shares of common stock were not adjusted as a result of the reverse stock split. All of the share and per share information presented in the accompanying financial statements has been adjusted to reflect the reverse common stock split on a retroactive basis for all periods and as of all dates presented.